Financial assets and liabilities - Maturity profile of the Group's net borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total borrowings	$ 4,085	$ 3,933
Deferred debt issue costs	(24)	(31)
Borrowings	4,061	3,902
Within one year or on demand
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total borrowings	112	105
Between one and three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total borrowings	757	755
Between three and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total borrowings	3,177	3,017
Greater than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total borrowings	$ 39	$ 56